Commitments and Contingencies	12 Months Ended
Dec. 31, 2024
Commitments And Contingencies [Abstract]
Commitments and Contingencies

21.COMMITMENTS AND CONTINGENCIES

Capital Commitments

As of December 31, 2024, the Company has entered into $23,220,000 in committed capital purchases related to its share of the long lead item procurement for the Wheeler Joint Venture ($25,814,000 in committed capital purchases on 100% basis). These commitments are related to long lead items and expected to be received over the next 12 to 24 months.

General Legal Matters

The Company is involved, from time to time, in various legal actions and claims in the ordinary course of business. In the opinion of management, the aggregate amount of any potential liability is not expected to have a material adverse effect on the Company’s financial position or results.

Specific Legal Matters

Mongolia Mining Division Sale – Arbitration Proceedings with Uranium Industry a.s.

In November 2015, the Company sold all of its mining assets and operations located in Mongolia to Uranium Industry a.s (“UI”) pursuant to an amended and restated share purchase agreement (the “GSJV Agreement”). The primary assets at that time were the exploration licenses for the Hairhan, Haraat, Gurvan Saihan and Ulzit projects. As consideration for the sale per the GSJV Agreement, the Company received cash consideration of USD$1,250,000 prior to closing and the rights to receive additional contingent consideration of up to USD$12,000,000.

On September 2016, the Mineral Resources Authority of Mongolia (“MRAM”) formally issued mining license certificates for all four projects, triggering Denison’s right to receive contingent consideration of USD$10,000,000 (collectively, the “Mongolia Sale Receivable”). The original due date for payment of the Mongolia Sale Receivable by UI was November 16, 2016. This contingent consideration is accounted for at fair value. Upon the issuance of the mining license receivable, the fair value of the contingent consideration was increased from $nil to US$10,000,000 and upon the non-payment by UI the fair value was reduced back to $nil.

Under an extension agreement between UI and the Company, the payment due date of the Mongolia Sale Receivable was extended from November 16, 2016 to July 16, 2017 (the “Extension Agreement”). As consideration for the extension, UI agreed to pay interest on the Mongolia Sale Receivable amount at a rate of 5% per year, payable monthly up to July 16, 2017 and they also agreed to pay a USD$100,000 instalment amount towards the balance of the Mongolia Sale Receivable amount. The required payments were not made.

In February 2017, the Company served notice to UI that it was in default of its obligations under the GSJV Agreement and the Extension Agreement and on December 12, 2017, the Company filed a Request for Arbitration between the Company and UI under the Arbitration Rules of the London Court of International Arbitration. The final award was rendered by an arbitration panel on July 27, 2020, with the panel finding in favour of Denison and ordering UI to pay the Company USD$10,000,000 plus interest at a rate of 5% per annum from November 16, 2016, plus certain legal and arbitration costs.

In January 2022, the Company executed a Repayment Agreement with UI (the “Repayment Agreement”). Under the terms of the Repayment Agreement, UI has agreed to make scheduled payments of the Arbitration Award, plus additional interest and fees, through a series of quarterly installments and annual milestone payments until December 31, 2025. The total amount due to Denison under the Repayment Agreement is approximately USD$16,000,000 inclusive of additional interest to be earned over the term of the agreement at a rate of 6.5% per annum. The Repayment Agreement includes customary covenants and conditions in favour of Denison, including certain restrictions on UI’s ability to take on additional debt, in consideration for Denison’s deferral of enforcement of the Arbitration Award while UI is in compliance with its obligations under the Repayment Agreement.

During the year ended December 31, 2024, the Company received US$3,900,000 from UI (December 31, 2023 - US$3,100,000), of which a portion relates to reimbursement of legal and other expenses incurred by Denison, resulting in the recognition of income of $5,256,000 (December 31, 2023 - $4,097,000) in the period. This contingent consideration continues to be recorded at fair value at each period end (December 31, 2024 and 2023- $nil).

Performance Bonds and Letters of Credit

In conjunction with various contracts, reclamation and other performance obligations, the Company may be required to issue performance bonds and letters of credit as security to creditors to guarantee the Company’s performance. Any potential payments which might become due under these items would be related to the Company’s non-performance under the applicable contract. As at December 31, 2024, the Company had outstanding letters of credit of $23,964,000 for reclamation obligations which are collateralized by the Company’s 2024 Credit Facility (see note 12).